Financial Instruments at Fair Value Through Profit or Loss (FVTPL) - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 10,832,042	$ 330,346	$ 6,628,690
Current	8,390,606	255,889	4,084,715
Non-current	2,441,436	74,457	2,543,975
Total	10,832,042	330,346	6,628,690
Financial liabilities held for trading	832,869	25,399	1,302,342
Current	324,278	9,889	1,302,342
Non-current	508,591	15,510	0
Total	832,869	25,399	1,302,342
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	243,752	7,433	1,302,342
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,282,512	130,604	1,453,868
Financial liabilities held for trading	179,967	5,488	1,183,469
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	258,362	7,879	161,924
Financial liabilities held for trading	63,785	1,945	118,873
Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	589,117	17,966
Contingent considerations [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	589,117	17,966	0
Quoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,898,751	88,404	2,099,844
Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,503,382	45,849	1,796,015
Unquoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	863,484	26,334	747,960
Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	590,346	18,004	307,669
Convertible Notes [Member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	360,635	10,998	61,410
Preferred shares with warrants [Member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	65,570	2,000	0
Documentary investment agreement [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 9,000	$ 274	$ 0